Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Warrants
15.	Warrants
Convertible Redeemable Preferred Stock Warrants
During the nine months ended September 30, 2022, 248,877 Series
E-3
warrants to purchase shares of Series
E-3
convertible redeemable preferred stock were exercised. Upon exercise the Company received $249 in cash with $408,000 previously recorded as a warrant liability was converted to equity (See Note 13 - Mezzanine Equity and Stockholders’ Deficit).
During the nine months ended September 30, 2022, 300,000 Series B warrants to purchase shares of Series B convertible redeemable preferred stock were exercised via a cashless exercise pursuant to the original contractual terms. Upon exercise the company received $0 in cash with $240,000 previously recorded as warrant liability was converted to equity (See Note
13 - Mezzanine
Equity and Stockholders’
Deficit).

16. Warrants
Please refer to the table below for detail of warrant liability by type of warrant (in thousands):

Year ended December 31	2021	2020
Common stock warrants	$337	$277
Series B warrants	297	219
Series E-2 warrants	19,379	13,618
Series E-3 warrants	27,944	21,395
Horizon warrants	547	241

Total	$48,504	$35,750

Number of outstanding warrants as of December 31, 2021 and 2022 was as follows:

Year ended December 31	2021	2020
Common stock warrants	230,976	230,976
Series B warrants	300,000	300,000
Series E-2 warrants	11,674,564	11,347,752
Series E-3 warrants	16,833,619	17,829,543
Horizon warrants	651,042	651,042
Common Stock Warrants
In 2013 and 2014, the Company issued warrants to purchase 60,000 and 15,000 shares of common stock with exercise prices of $0.32 and $0.58 per share, respectively. The warrants are fully exercisable and expire ten years after issuance. The Company determined that these common stock warrants should be equity-classified.
In July 2018, the Company entered into a Loan and Security Agreement with a lender for an $8,000,000 secured note payable. In connection with the Loan and Security Agreement, the Company issued a warrant to purchase 48,377 shares of the Company’s common stock for $1.05 per share. The Company determined that this warrant should be equity-classified and was valued at $29,000 using the Black-Scholes pricing model. The warrants are fully exercisable and expire ten years after issuance.
In September of 2020, the Company issued the 2020 Convertible Promissory Notes (see Note 11 — Notes Payable). In connection with the 2020 Convertible Promissory Notes, the Company issued warrants to purchase
3,438,950
shares of the Company’s common stock for $
0.001
per share. In September 2020,
3,207,974
common stock warrants were exercised for the same number of shares.
Convertible Redeemable Preferred Stock Warrants
In connection with the Company’s Loan and Security Agreement in 2016, the Company issued a warrant to purchase up to 300,000 shares of Series B convertible redeemable preferred stock at an exercise price of $1.6118 per share. The warrants were immediately exercisable and expire in 2022. At issuance, the Company estimated the Series B warrant’s fair value and recorded $107,000 as a reduction to the balance of the note payable.

The Company has determined that its Series B convertible redeemable preferred stock and warrants should be liability-classified.
In November 2019, in connection with Series
D-3
convertible redeemable preferred stock issuance, the Company issued warrants to purchase 63,158 and 31,578 shares of Series D convertible redeemable preferred stock with an exercise price of $0.01 per share. Upon issuance, the warrants are immediately exercisable and expire on April 1, 2020 and are liability-classified. The warrant to purchase 31,578 shares of Series
D-3
convertible redeemable preferred stock was exercised and exercisable on a one-to-one
basis into Series
D-3
convertible redeemable preferred stock during the year ended December 31, 2019. In March 2020, the warrant to purchase 63,158 shares of Series
D-3
convertible redeemable preferred stock was exercised and converted on a one-to-one
basis into Series
D-3
convertible redeemable preferred stock.
The Company had the following warrant issuance events during 2020:

Event	E-2 Issued	E-3 Issued
Series E-2 warrants issued with Series E issuance	11,072,394	—
Series E-2 warrants issued with debt conversion	6,982,108	—
Series E-3 warrants issued with Series E-2 conversion	—	17,829,543

Total	18,054,502	17,829,543

Each warrant issue is for the respective listed series of convertible redeemable preferred stock. Upon issuance, the warrants to purchase shares of Series
E-2
and
E-3
convertible redeemable preferred stock are immediately exercisable and are liability-classified. The warrants expire on the earliest of the tenth anniversary of the date of issuance, the closing of a firm commitment underwritten public offering in which all the shares of the Company’s preferred stock are converted into common stock, or the sale, conveyance or disposal of all or substantially all of the Company’s business.
During the year ended December 31, 2020, 6,706,750 warrants to purchase shares of Series
E-2
convertible redeemable preferred stock were exercised. Upon exercise the Company received $7,000 in cash with $8,048,000 previously recorded as a warrant liability converted to equity (see Note 14 — Mezzanine Equity and Stockholders’ Deficit).
During the year ended December 31, 2021, the Company issued 404,409 Series
E-2
warrants in connection with the issuance of the same number of shares of Series E convertible redeemable preferred stock with a fair value of $912,000 at the date of issuance. Upon issuance, the warrants to purchase Series
E-2
convertible redeemable preferred stock are immediately exercisable and are liability-classified. The warrants expire on the earliest of the ten
th anniversary of the date of issuance, the closing of a firm commitment underwritten public offering in which all the shares of the Company’s preferred stock are converted into common stock, or the sale, conveyance or disposal of all or substantially all of the Company’s business. During the year ended December 31, 2021, 77,597 and 995,924 warrants to purchase shares of Series
E-2
and Series
E-3
convertible redeemable preferred stock, respectively, were exercised. Upon exercise the Company received $1,000 in cash with $3,515,000 previously recorded as a warrant liability converted to equity (see Note 14 — Mezzanine Equity and Stockholders’ Deficit).

Interprivate II Acquisition Crop [Member]
Warrants	NOTE 7. WARRANTS There have been no changes to the public warrant disclosure since the Annual Report on Form 10-K.
NOTE 8. WARRANTS
Public Warrants may only be exercised for a whole number of shares. No fractional shares will be issued upon exercise of the Public Warrants. The Public Warrants will become exercisable 30 days after the consummation of a Business Combination. The Public Warrants will expire five years from the consummation of a Business Combination or earlier upon redemption or liquidation. The Public Warrants are accounted for as a component of temporary equity.
The Company will not be obligated to deliver any Class A common stock pursuant to the exercise of a warrant and will have no obligation to settle such warrant exercise unless a registration statement under the Securities Act with respect to the Class A common stock underlying the warrants is then effective and a prospectus relating thereto is current, subject to the Company satisfying its obligations with respect to registration. No warrant will be exercisable and the Company will not be obligated to issue a share of Class A common stock upon exercise of a warrant unless the share of Class A common stock issuable upon such warrant exercise has been registered, qualified or deemed to be exempt under the securities laws of the state of residence of the registered holder of the warrants.
The Company has agreed that as soon as practicable, but in no event later than twenty (20) business days after the closing of a Business Combination, the Company will use its best efforts to file with the SEC a registration statement for the registration, under the Securities Act, of the Class A common stock issuable upon exercise of the warrants. The Company will use its best efforts to cause the same to become effective and to maintain the effectiveness of such registration statement, and a current prospectus relating thereto, until the expiration or redemption of the warrants in accordance with the provisions of the warrant agreement. If a registration statement covering the shares of Class A common stock issuable upon exercise of the warrants is not effective by the sixtieth (60th) business day after the closing of a Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company will have failed to maintain an effective registration statement, exercise warrants on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act or another exemption. Notwithstanding the above, if the Class A common stock are at the time of any exercise of a warrant not listed on a national securities exchange such that they satisfy the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of Public Warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elects, the Company will not be required to file or maintain in effect a registration statement, and in the event the Company does not so elect, the Company will use its best efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available.
Once the warrants become exercisable, the Company may redeem the outstanding warrants:

•	in whole and not in part;

•	at a price of $0.01 per warrant;

•	upon a minimum of 30 days’ prior written notice of redemption to each warrant holder; and

•
if, and only if, the closing price of the Class A common stock for any 20 trading days within a
30-trading
day period ending three trading days before the Company sends the notice of redemption to the warrant holders equals or exceeds $18.00 per share (as adjusted).

If and when the warrants become redeemable by the Company, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.
The exercise price and number of Class A common stock issuable upon exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, except as described below, the Public Warrants will not be adjusted for issuances of Class A common stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the Public Warrants. If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of Public Warrants will not receive any of such funds with respect to their Public Warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with respect to such Public Warrants. Accordingly, the Public Warrants may expire worthless.
In addition, if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of its Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the Company’s initial Business Combination on the date of the consummation of such initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price and the $18.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 80% of the higher of the Market Value and the Newly Issued Price.
The Private Placement Warrants are identical to the Public Warrants underlying the Units sold in the Initial Public Offering, except that the Private Placement Warrants and the shares of common stock issuable upon the exercise of the Private Placement Warrants will not be transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Placement Warrants will be exercisable on a cashless basis and will be non-redeemable
so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.
Representative Shares
The Company issued to EarlyBirdCapital and its designees 200,000 shares of Class A common stock (the “Representative Shares”). The Company accounted for the Representative Shares as an offering cost of the Initial Public Offering, with a corresponding credit to stockholders’ equity. The Company estimated the fair value of Representative Shares to be $2,000,000 based upon the price of the Units issued in the Initial Public Offering. The holders of the Representative Shares have agreed not to transfer, assign or sell any such shares until the completion of a Business Combination. In addition, the holders have agreed (i) to vote such shares in favor of any proposed Business Combination, (ii) to waive their redemption rights with respect to such shares in connection with the completion of a Business Combination and (iii) to waive their rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete a Business Combination within the Combination Period.
The Representative Shares have been deemed compensation by FINRA and are therefore subject to a lock-up
for a period of 180 days immediately following the effective date of the registration statement related to the Initial Public Offering pursuant to FINRA Rule 5110(g)(1). Pursuant to FINRA Rule 5110(g)(1), these securities will not be the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the effective date of the registration statements related to the Initial Public Offering, nor may they be sold, transferred, assigned, pledged or hypothecated for a period of 180 days immediately following the effective date of the registration statements related to the Initial Public Offering except to any underwriter and selected dealer participating in the Initial Public Offering and their bona fide officers or partners.